Annual Fund Operating Expenses - Service Shares - Janus Henderson Forty Portfolio - Service Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.68%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.01%

[1]	This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.